Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000166019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BIRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Class K Shares returned 32.67%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	32.67%	13.61%	15.92%
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,224,851,694
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 3,302,796
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(b)Excludes short-term securities.
C000160935 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$171	1.48%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor C Shares returned 31.26%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	31.26%	12.42%	14.89%
Investor C Shares (with sales charge)	30.26	12.42	14.89
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,224,851,694
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 3,302,796
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(b)Excludes short-term securities.
C000160934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$85	0.73%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Investor A Shares returned 32.22%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.22%	13.27%	15.57%
Investor A Shares (with sales charge)	25.27	12.05	14.95
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,224,851,694
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 3,302,796
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(b)Excludes short-term securities.
C000160936 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2026, the Fund’s Institutional Shares returned 32.59%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positive contributions to performance were driven by macro thematic and sentiment measures, which kept the portfolio aligned with an evolving market backdrop. In this vein, trend-following measures helped capture stocks benefiting from key themes while other sentiment measures evaluating investor positioning and shorting behavior on stocks also contributed. Macro thematic measures designed to evaluate economic regime similarities and style timing models were additive within communication services and information technology, aligning the portfolio with firms that benefitted from the AI-driven, risk-on momentum. Fundamental insights then amplified these gains, notably growth-focused measures that track research and development spending, sales growth and employee sentiment which reflected the market focus on AI trends. Similarly, sustainability measures designed to evaluate employee benefits contributed to performance. Finally, during periods of market volatility fundamental quality outperformed as investors refocused on balance sheet strength.
What detracted from performance?
Some stability-related measures with a preference for lower volatility stocks detracted amid the risk-on market tone. Additionally, consumer intent insights designed to evaluate product ranking trends and mobile app usage incorrectly positioned the portfolio within consumer staples. Finally, select sustainability insights ran against market trends, notably environmental measures evaluating green patent filings and human capital insights designed to evaluate employee safety.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	32.59%	13.55%	15.86%
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,224,851,694
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 3,302,796
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,224,851,694
Number of Portfolio Holdings	211
Net Investment Advisory Fees	$3,302,796
Portfolio Turnover Rate	115%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.4%
Financials	11.0%
Consumer Discretionary	10.6%
Industrials	10.3%
Communication Services	9.7%
Health Care	9.2%
Consumer Staples	3.4%
Energy	3.2%
Real Estate	1.9%
Materials	1.8%
Utilities	0.7%
Short-Term Securities	0.4%
Liabilities in Excess of Other Assets	0.4
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.8%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
(b)Excludes short-term securities.